Consolidated Statement of Comprehensive Income (unaudited) (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Currency translation effects, tax expense	$ 2.0	$ 1.0	$ 3.0	$ 0.5
Actuarial gains/(losses) from defined benefit plans, tax expense (benefit)	(0.6)	2.0	1.0	6.0
Fair value adjustments on equity securities, tax expense	$ 8.0	$ 0.9	$ 10.0	$ 1.0